UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    Attractor Investment Management Inc.
Address: 1325 Fourth Avenue, Suite 1425
         Seattle, WA  98101

Form 13F File Number: 28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Harvey Allison
Title:   President
Phone:   (206) 462-3980

Signature, Place, and Date of Signing:

    /s/ Harvey Allison       Seattle, Washington      October 31, 2012


Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           0

Form 13F Information Table Value Total:          $0
                                        (thousands)


List of Other Included Managers: None

                           Form 13F INFORMATION TABLE

Column 1       Column 2  Column 3  Column 4      Column 5        Column 6   Column 7    Column 8
               Title of            Value    Shrs Or  Sh/  Put/  Investment   Other   Voting Authority
Name of Issuer   Class    Cusip   x($1000)  Prn Amt  Prn  Call  Discretion  Managers Sole Shared None



